UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2016

Date of reporting period:	1/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS | MUTUAL FUNDS

PRUDENTIAL

MONEYMART ASSETS, INC.

SEMIANNUAL REPORT • JANUARY 31, 2016

Objective

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2016

Dear Shareholder:

We hope you find the semiannual report for Prudential MoneyMart Assets, Inc. informative and useful. The report covers performance for the six-month period that ended January 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential MoneyMart Assets, Inc.

Prudential MoneyMart Assets, Inc.	1

Your Fund’s Performance (Unaudited)

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at www.prudentialfunds.com.

Fund Facts as of 1/31/16
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	0.01%	$1.00	34 Days	$504.1
Class B	0.01	1.00	34 Days	22.2
Class C	0.01	1.00	34 Days	23.6
Class Z	0.01	1.00	34 Days	110.6
iMoneyNet, Inc. Prime Retail Avg.*	0.04	N/A	41 Days	N/A

The Fund’s manager has voluntarily waived all or a portion of the management fee it is entitled to receive from the Fund in order to maintain a zero or positive net yield for the Fund. This voluntary waiver may be terminated at any time without prior notice. Without the waiver, the Fund’s 7-day yield would have been negative.

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Prime Retail Average category as of January 26, 2016.

2	Visit our website at www.prudentialfunds.com

Money Market Fund Yield Comparison

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for Prudential MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Prime Retail Average every Tuesday from January 27, 2015 to January 26, 2016, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of January 31, 2016.

*Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Prudential MoneyMart Assets, Inc.	3

Your Fund’s Performance (continued)

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.125%	None	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2015, at the beginning of the period, and held through the six-month period ended January 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential MoneyMart Assets, Inc.	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential MoneyMart Assets, Inc.		Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,000.10	0.24%	$1.21
	Hypothetical	$1,000.00	$1,023.93	0.24%	$1.22

Class B	Actual	$1,000.00	$1,000.10	0.24%	$1.21
	Hypothetical	$1,000.00	$1,023.93	0.24%	$1.22

Class C	Actual	$1,000.00	$1,000.10	0.24%	$1.21
	Hypothetical	$1,000.00	$1,023.93	0.24%	$1.22

Class Z	Actual	$1,000.00	$1,000.10	0.24%	$1.21
	Hypothetical	$1,000.00	$1,023.93	0.24%	$1.22

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended January 31, 2016, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.60%	0.24%
B	0.48	0.24
C	0.48	0.24
Z	0.48	0.24

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential MoneyMart Assets, Inc.	7

Portfolio of Investments

as of January 31, 2016 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 14.7%
Bank of America NA	0.530%	02/22/16	3,000	$3,000,191
Bank of Montreal	0.520	02/01/16	4,000	4,000,000
Bank of Montreal	0.595(a)	03/21/16	2,000	2,000,000
Bank of Montreal	0.630	03/22/16	10,000	10,000,000
Bank of Montreal	0.635(a)	02/22/16	1,000	1,000,041
Bank of Montreal	0.640	03/24/16	5,000	5,000,000
Bank of Nova Scotia	0.542(a)	03/10/16	2,000	2,000,000
Bank of Nova Scotia	0.585(a)	02/22/16	6,000	6,000,078
Bank of Tokyo Mitsubishi UFJ Ltd.	0.510	03/15/16	5,000	5,000,000
Canadian Imperial Bank of Commerce	0.400	02/17/16	3,000	3,000,000
Canadian Imperial Bank of Commerce	0.515(a)	02/05/16	5,000	5,000,031
Canadian Imperial Bank of Commerce	0.555(a)	03/14/16	2,000	2,000,000
Canadian Imperial Bank of Commerce	0.703(a)	03/24/16	5,000	5,000,544
Citibank NA	0.400	02/08/16	2,000	2,000,000
Credit Agricole SA	0.550	03/15/16	4,000	4,000,000
DNB Bank ASA	0.587(a)	02/25/16	2,000	2,000,030
HSBC Bank USA NA	0.683(a)	03/18/16	3,000	3,000,168
Mizuho Bank Ltd.	0.410	02/26/16	4,000	3,999,888
Norinchukin Bank	0.520	02/26/16	3,000	3,000,165
Royal Bank of Canada	0.544(a)	02/12/16	7,000	7,000,000
State Street Bank & Trust Co.	0.570(a)	03/21/16	4,000	4,000,000
State Street Bank & Trust Co.	0.584(a)	02/10/16	5,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.650	03/14/16	2,000	2,000,291
Wells Fargo Bank NA	0.545(a)	02/08/16	5,000	5,000,012
Wells Fargo Bank NA	0.554(a)	04/04/16	1,000	1,000,000
Wells Fargo Bank NA	0.566(a)	05/03/16	2,000	2,000,000

				97,001,439

COMMERCIAL PAPER 26.0%
BMW U.S. Capital LLC, 144A	0.396(b)	02/11/16	14,000	13,998,483
Caisse Centrale Desjardins du Quebec, 144A	0.422(b)	02/22/16	7,000	6,998,305
Caisse Centrale Desjardins du Quebec, 144A	0.510(b)	03/07/16	3,000	2,998,541
Caterpillar Financial Services Corp.	0.478(b)	02/09/16	3,000	2,999,687
CDP Financial, Inc., 144A	0.305(b)	02/12/16	5,000	4,999,541
CDP Financial, Inc., 144A	0.508(b)	02/10/16	3,000	2,999,625
CDP Financial, Inc., 144A	0.510(b)	03/17/16	6,000	5,996,249
Commonwealth Bank of Australia, 144A	0.546(a)	04/13/16	6,000	6,000,000
CPPIB Capital, Inc., 144A	0.367(b)	03/01/16	5,000	4,998,550
DNB Bank ASA, 144A	0.274(b)	02/08/16	4,000	3,999,790
DNB Bank ASA, 144A	0.575(a)	04/21/16	6,000	6,000,000
Honeywell International, 144A	0.488(b)	02/05/16	3,000	2,999,840

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	9

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
HSBC Bank PLC, 144A	0.560%(a)	02/05/16	6,000	$6,000,093
HSBC Bank PLC, 144A	0.578(a)	04/29/16	2,000	2,000,000
International Bank for Reconstruction & Development	0.356(b)	02/02/16	3,000	2,999,971
International Bank for Reconstruction & Development	0.478(b)	02/16/16	2,000	1,999,608
International Bank for Reconstruction & Development	0.508(b)	02/10/16	5,000	4,999,375
International Finance Corp.	0.438(b)	03/09/16	2,000	1,999,116
JPMorgan Securities LLC, 144A	0.626(a)	02/16/16	6,000	6,000,515
JPMorgan Securities LLC, 144A	0.644(a)	05/09/16	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.691(a)	04/27/16	3,000	3,000,000
KFW, 144A	0.406(b)	02/04/16	5,000	4,999,833
KFW, 144A	0.406(b)	02/17/16	10,000	9,998,222
National Australia Bank Ltd., 144A	0.592(b)	03/16/16	4,000	3,997,163
Ontario Teacher Financial Trust, 144A	0.488(b)	02/18/16	3,000	2,999,320
Ontario Teacher Financial Trust, 144A	0.530(b)	03/28/16	10,000	9,991,911
Ontario Teacher Financial Trust, 144A	0.664(b)	03/21/16	4,000	3,996,460
Philip Morris International, Inc., 144A	0.427(b)	02/02/16	6,000	5,999,930
Philip Morris International, Inc., 144A	0.427(b)	02/03/16	3,000	2,999,930
Province of Quebec, 144A	0.459(b)	03/22/16	2,000	1,998,750
PSP Capital, Inc., 144A	0.488(b)	02/01/16	3,000	3,000,000
PSP Capital, Inc., 144A	0.508(b)	02/09/16	8,000	7,999,111
Sanofi, 144A	0.408(b)	03/18/16	2,000	1,998,978
Schlumberger Investment SA, 144A	0.479(b)	03/11/16	2,000	1,998,982
Schlumberger Investment SA, 144A	0.489(b)	03/14/16	4,000	3,997,760
Sumitomo Mitsui Banking Corp. Ltd., 144A	0.541(b)	03/17/16	5,000	4,996,687
Toronto-Dominion Holdings USA, Inc., 144A	0.264(b)	02/08/16	4,000	3,999,798

				171,960,124

OTHER CORPORATE OBLIGATIONS 2.8%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes	0.900	02/12/16	5,000	5,000,831
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	0.622(a)	06/03/16	5,000	5,002,084
Inter-American Development Bank, GMTN	0.464(a)	02/11/16	1,100	1,100,009
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	2.125	03/15/16	3,000	3,005,809
International Business Machines Corp. Sr. Unsec’d. Notes	0.404(a)	02/05/16	2,100	2,100,022

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
OTHER CORPORATE OBLIGATIONS (Continued)
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.566%(a)	06/02/16	2,000	$2,000,547

				18,209,302

TIME DEPOSIT 2.4%
Credit Agricole Corporate & Investment	0.280	02/01/16	16,161	16,161,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 49.6%
Federal Farm Credit Bank	0.367(a)	07/25/16	2,000	1,999,667
Federal Farm Credit Bank	0.383(b)	06/06/16	4,400	4,394,225
Federal Farm Credit Bank	0.403(a)	10/03/16	5,000	4,999,191
Federal Farm Credit Bank	0.408(a)	02/03/16	2,000	2,000,001
Federal Farm Credit Bank	0.411(a)	09/27/16	2,000	1,999,743
Federal Farm Credit Bank	0.419(a)	10/13/16	7,000	7,000,000
Federal Farm Credit Bank	0.431(a)	12/28/16	2,000	1,999,817
Federal Farm Credit Bank	0.445(a)	09/14/16	4,000	4,000,541
Federal Farm Credit Bank	0.448(a)	05/04/16	4,000	4,000,476
Federal Farm Credit Bank	0.483(a)	06/30/16	5,000	4,999,699
Federal Farm Credit Bank	0.492(a)	03/31/16	1,000	999,999
Federal Home Loan Bank	0.224(a)	08/17/16	5,000	4,998,975
Federal Home Loan Bank	0.305(b)	02/17/16-02/23/16	8,600	8,598,774
Federal Home Loan Bank	0.324(b)	03/02/16	10,000	9,997,350
Federal Home Loan Bank	0.344(b)	04/13/16	22,000	21,985,160
Federal Home Loan Bank	0.356(b)	02/03/16	3,000	2,999,942
Federal Home Loan Bank	0.356(a)	02/18/16	4,000	4,000,000
Federal Home Loan Bank	0.367(b)	03/04/16	9,000	8,997,120
Federal Home Loan Bank	0.371(a)	08/18/16	2,000	1,999,943
Federal Home Loan Bank	0.377(b)	04/20/16	8,000	7,993,504
Federal Home Loan Bank	0.381(a)	08/19/16	3,000	2,999,917
Federal Home Loan Bank	0.385(a)	03/11/16	2,000	2,000,041
Federal Home Loan Bank	0.386(b)	02/02/16-02/09/16	15,000	14,998,955
Federal Home Loan Bank	0.387(b)	04/06/16-04/22/16	42,000	41,967,405
Federal Home Loan Bank	0.387(a)	08/24/16-08/25/16	11,000	10,999,462
Federal Home Loan Bank	0.393(a)	03/03/16	3,000	2,999,994
Federal Home Loan Bank	0.394(a)	03/08/16	6,500	6,499,910
Federal Home Loan Bank	0.396(b)	02/05/16	6,000	5,999,740
Federal Home Loan Bank	0.400(b)	02/19/16	8,800	8,798,267
Federal Home Loan Bank	0.402(a)	03/14/16	10,000	10,000,000
Federal Home Loan Bank	0.403(a)	09/01/16-09/02/16	9,000	8,999,623
Federal Home Loan Bank	0.408(b)	04/27/16	6,000	5,994,267
Federal Home Loan Bank	0.415(a)	07/06/16	3,000	3,000,000

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	11

Portfolio of Investments

as of January 31, 2016 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	0.416%(a)	03/28/16	4,000	$4,000,000
Federal Home Loan Bank	0.418(b)	04/29/16	4,752	4,747,237
Federal Home Loan Bank	0.463(b)	02/26/16	5,000	4,998,420
Federal Home Loan Bank	0.469(b)	02/29/16	6,000	5,997,853
Federal Home Loan Bank	0.499(a)	10/13/16	9,000	8,999,341
Federal Home Loan Bank	0.510(b)	03/17/16-03/23/16	11,000	10,993,042
Federal Home Loan Bank	0.521(a)	04/28/16	3,000	3,000,000
Federal Home Loan Bank	0.537(a)	07/11/16-10/11/16	9,000	8,999,562
Federal Home Loan Bank	0.565(a)	01/19/17	4,000	4,000,000
Federal Home Loan Mortgage Corp.	0.386(a)	02/18/16	6,000	5,999,957
Federal Home Loan Mortgage Corp.	0.393(a)	09/02/16	4,000	4,000,000
Federal Home Loan Mortgage Corp.	0.420(a)	07/21/16	2,000	1,999,956
Federal Home Loan Mortgage Corp.	0.431(a)	04/20/17	6,000	5,998,884
Federal National Mortgage Assoc.	0.132(b)	02/03/16	5,000	4,999,964
Federal National Mortgage Assoc.	0.223(b)	02/02/16	2,000	1,999,988
Federal National Mortgage Assoc.	0.437(a)	07/25/16	3,000	3,000,596
Federal National Mortgage Assoc.	0.441(a)	01/26/17	1,000	999,752
Federal National Mortgage Assoc.	0.514(a)	10/21/16	8,000	7,998,483

				327,954,743

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Notes	0.250	04/15/16-05/16/16	11,500	11,499,696
U.S. Treasury Notes	0.259(b)	02/18/16	7,000	6,999,157
U.S. Treasury Notes	0.375	03/31/16-05/31/16	6,000	6,002,072
U.S. Treasury Notes	1.750	05/31/16	5,000	5,024,734

				29,525,659

TOTAL INVESTMENTS 100.0% (amortized cost $660,812,267)(c)				660,812,267
Liabilities in excess of other assets				(315,253)

NET ASSETS 100.0%				$660,497,014

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GMTN—Global Medium Term Note

OTC—Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.

See Notes to Financial Statements.

12

(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$97,001,439	$—
Commercial Paper	—	171,960,124	—
Other Corporate Obligations	—	18,209,302	—
Time Deposit	—	16,161,000	—
U.S. Government Agency Obligations	—	327,954,743	—
U.S. Treasury Obligations	—	29,525,659	—

Total	$—	$660,812,267	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

U.S. Government Agency Obligations	49.6%
Commercial Paper	26.0
Certificates of Deposit	14.7
U.S. Treasury Obligations	4.5
Other Corporate Obligations	2.8
Time Deposit	2.4%

100.0
Liabilities in excess of other assets	— *
100.0%

*	Less than 0.05%

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	13

Statement of Assets & Liabilities

as of January 31, 2016 (Unaudited)

Assets
Investments, at amortized cost which approximates fair value	$660,812,267
Cash	250
Receivable for investments sold	6,060,000
Receivable for Fund shares sold	1,811,761
Interest receivable	179,070
Prepaid expenses	3,837

Total Assets	668,867,185

Liabilities
Payable for Fund shares reacquired	8,010,320
Management fee payable	155,701
Accrued expenses	161,890
Affiliated transfer agent fee payable	41,321
Dividends payable	939

Total Liabilities	8,370,171

Net Assets	$660,497,014

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$660,478
Paid-in capital in excess of par	659,836,015

660,496,493
Distributions in excess of net investment income	(3,577)
Accumulated net realized gain on investment transactions	4,098

Net assets, January 31, 2016	$660,497,014

See Notes to Financial Statements.

14

Class A
Net asset value, offering price and redemption price per share
($504,057,295 ÷ 504,042,736 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share
($22,221,510 ÷ 22,219,041 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share
($23,637,995 ÷ 23,637,236 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share
($110,580,214 ÷ 110,579,222 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	15

Statement of Operations

Six Months Ended January 31, 2016 (Unaudited)

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $302)	$868,694

Expenses
Management fee	1,095,296
Distribution fee—Class A	334,803
Transfer agent’s fees and expenses (including affiliated expense of $99,800)	361,000
Custodian and accounting fees	59,000
Shareholders’ reports	51,000
Registration fees	43,000
Legal fees and expenses	13,000
Audit fee	12,000
Directors’ fees	11,000
Insurance expenses	3,000
Miscellaneous	5,753

Total expenses	1,988,852
Less: Management fee waiver and/or expense reimbursement	(820,813)
Distribution fee waiver—Class A	(334,803)

Net expenses	833,236

Net investment income	35,458

Realized Gain On Investments
Net realized gain on investment transactions	1,875

Net Increase In Net Assets Resulting From Operations	$37,333

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2016	Year Ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$35,458	$65,359
Net realized gain on investment transactions	1,875	6,358

Net increase in net assets resulting from operations	37,333	71,717

Dividends to shareholders (Note 1)
Class A	(29,600)	(52,033)
Class B	(1,162)	(2,440)
Class C	(1,090)	(1,719)
Class Z	(6,636)	(13,545)

	(38,488)	(69,737)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	950,736,957	1,282,899,769
Net asset value of shares issued in reinvestment of dividends	35,503	65,410
Cost of shares reacquired	(942,991,732)	(1,252,107,295)

Net increase in net assets from Fund share transactions	7,780,728	30,857,884

Total increase	7,779,573	30,859,864

Net Assets:
Beginning of period	652,717,441	621,857,577

End of period	$660,497,014	$652,717,441

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	17

Notes to Financial Statements

(Unaudited)

Prudential MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

Pursuant to the investment policy changes approved by the Board at its meeting in September 2015, on or about March 30, 2016 the Fund will change its name to Prudential Government Money Market Fund and will be managed as a government money market fund. Upon implementation of these changes, the Fund will invest at least 99.5% of its total assets in government securities, cash, and repurchase agreements that are fully collateralized by cash or other government securities. The Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 NAV and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies are in conformity with U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of the financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

18

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential MoneyMart Assets, Inc.	19

Notes to Financial Statements

(Unaudited) continued

The Fund’s securities of sufficient credit quality are valued using amortized cost method (which approximates fair value), as permitted by Rule 2a-7 of the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 5% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Illiquid

20

securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines. Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Prudential MoneyMart Assets, Inc.	21

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from investment transactions are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: The Fund declares daily dividends from net investment income and net realized short-term capital gains, if any, to its shareholders on record at the time of such declaration. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc (“PGIM”). The subadvisory agreement provides that PGIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM is obligated to keep certain books and records

22

of the Fund. PI pays for the services of PGIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of average daily net assets on the first $50 million and .30% of average daily net assets in excess of $50 million. The effective management fee rate was 0.08% for the six months ended January 31, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plan of distribution (the “Class A Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to .125% of the average daily net assets of the Class A shares. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

Effective December 1, 2011, in order to support the income yield, PIMS and PI have voluntarily undertaken to waive distribution and service (12b-1) fees of Class A shares and to waive/subsidize management fees of the Fund, respectively, such that the 1-day income yield (excluding capital gain or loss) does not fall below .01%. The income yield limit was set at .02% on March 1, 2010 and at .05% on September 1, 2009. The waivers/subsidies are voluntary and may be modified or terminated at any time. Pursuant to this undertaking, during the six months ended January 31, 2016, PIMS waived $334,803 of Class A’s distribution and service (12b-1) fees and PI has waived $820,813 of the Fund’s management fees. The Fund is not required to reimburse PIMS and PI for the amounts waived during the six months ended January 31, 2016.

PI, PGIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

Prudential MoneyMart Assets, Inc.	23

Notes to Financial Statements

(Unaudited) continued

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

4. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 20 billion authorized shares of $.001 par value common stock divided into six classes, which consist of 11 billion Class A, 2.5 billion Class B, 2.5 billion Class C, 1 billion Class M, 1 billion Class X and 2 billion Class Z shares as of January 31, 2016.

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Six months ended January 31, 2016:
Shares sold	906,242,901	$906,242,901
Shares issued in reinvestment of dividends and distributions	26,872	26,872
Shares reacquired	(887,781,822)	(887,781,822)

Net increase (decrease) in shares outstanding before conversion	18,487,951	18,487,951
Shares issued upon conversion from other share class(es)	2,514	2,514
Shares reacquired upon conversion into other share class(es)	(184,706)	(184,706)

Net increase (decrease) in shares outstanding	18,305,759	$18,305,759

Year ended July 31, 2015:
Shares sold	1,140,871,345	$1,140,871,347
Shares issued in reinvestment of dividends and distributions	48,294	48,294
Shares reacquired	(1,134,832,477)	(1,134,832,513)

Net increase (decrease) in shares outstanding before conversion	6,087,162	6,087,128
Shares issued upon conversion from other share class(es)	593,439	593,439
Shares reacquired upon conversion into other share class(es)	(204,978)	(204,979)

Net increase (decrease) in shares outstanding	6,475,623	$6,475,588

24

Class B	Shares	Amount
Six months ended January 31, 2016:
Shares sold	5,518,602	$5,518,602
Shares issued in reinvestment of dividends and distributions	998	998
Shares reacquired	(4,166,459)	(4,166,459)

Net increase (decrease) in shares outstanding	1,353,141	$1,353,141

Year ended July 31, 2015:
Shares sold	4,991,979	$4,991,979
Shares issued in reinvestment of dividends and distributions	2,082	2,082
Shares reacquired	(9,434,923)	(9,434,923)

Net increase (decrease) in shares outstanding before conversion	(4,440,862)	(4,440,862)
Shares reacquired upon conversion into other share class(es)	(97,184)	(97,184)

Net increase (decrease) in shares outstanding	(4,538,046)	$(4,538,046)

Class C
Six months ended January 31, 2016:
Shares sold	19,517,053	$19,517,053
Shares issued in reinvestment of dividends and distributions	1,015	1,015
Shares reacquired	(14,150,765)	(14,150,765)

Net increase (decrease) in shares outstanding	5,367,303	$5,367,303

Year ended July 31, 2015:
Shares sold	28,830,453	$28,830,453
Shares issued in reinvestment of dividends and distributions	1,529	1,529
Shares reacquired	(27,215,648)	(27,215,647)

Net increase (decrease) in shares outstanding before conversion	1,616,334	1,616,335
Shares reacquired upon conversion into other share class(es)	(295,963)	(295,964)

Net increase (decrease) in shares outstanding	1,320,371	$1,320,371

Class Z
Six months ended January 31, 2016:
Shares sold	19,458,401	$19,458,401
Shares issued in reinvestment of dividends and distributions	6,618	6,618
Shares reacquired	(36,892,686)	(36,892,686)

Net increase (decrease) in shares outstanding before conversion	(17,427,667)	(17,427,667)
Shares issued upon conversion from other share class(es)	184,706	184,706
Shares reacquired upon conversion into other share class(es)	(2,514)	(2,514)

Net increase (decrease) in shares outstanding	(17,245,475)	$(17,245,475)

Year ended July 31, 2015:
Shares sold	108,205,990	$108,205,990
Shares issued in reinvestment of dividends and distributions	13,505	13,505
Shares reacquired	(80,624,213)	(80,624,212)

Net increase (decrease) in shares outstanding before conversion	27,595,282	27,595,283
Shares issued upon conversion from other shares class(es)	204,979	204,979
Shares reacquired upon conversion into other share class(es)	(200,290)	(200,291)

Net increase (decrease) in shares outstanding	27,599,971	$27,599,971

Prudential MoneyMart Assets, Inc.	25

Notes to Financial Statements

(Unaudited) continued

5. Tax Information

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued (“ASU”) No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

26

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2016(d)		2015		2014		2013		2012		2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.02%		.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$504,057		$485,752		$479,275		$513,602		$530,669		$566,158
Average net assets (000)	$532,544		$485,946		$511,433		$514,563		$554,682		$571,572
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.24%	(c)	.16%		.14%		.19%		.18%		.22%
Expenses before waivers and/or expense reimbursement	.60%	(c)	.62%		.59%		.60%		.61%		.60%
Net investment income	.01%	(c)	.01%		.01%		.01%		.02%		.02%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Less than $.0005 per share.

(c) Annualized.

(d) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	27

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2016(d)		2015		2014		2013		2012		2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.02%		.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,222		$20,868		$25,406		$32,086		$35,190		$43,517
Average net assets (000)	$21,004		$23,124		$29,218		$32,953		$40,272		$45,662
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.24%	(c)	.16%		.14%		.19%		.18%		.22%
Expenses before waivers and/or expense reimbursement	.48%	(c)	.50%		.47%		.48%		.48%		.48%
Net investment income	.01%	(c)	.01%		.01%		.01%		.02%		.02%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Less than $.0005 per share.

(c) Annualized.

(d) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2016(d)		2015		2014		2013		2012		2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.02%		.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,638		$18,271		$16,950		$22,504		$16,238		$20,031
Average net assets (000)	$19,700		$16,085		$20,204		$16,670		$20,032		$17,071
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.24%	(c)	.16%		.14%		.19%		.18%		.22%
Expenses before waivers and/or expense reimbursement	.48%	(c)	.50%		.47%		.48%		.48%		.48%
Net investment income	.01%	(c)	.01%		.01%		.01%		.02%		.02%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Less than $.0005 per share.

(c) Annualized.

(d) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

Prudential MoneyMart Assets, Inc.	29

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2016(d)		2015		2014		2013		2012		2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Net investment income and net realized gain on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Dividends to shareholders	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(a)	.01%		.01%		.01%		.01%		.02%		.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$110,580		$127,826		$100,226		$109,562		$118,185		$153,807
Average net assets (000)	$119,378		$125,188		$104,374		$110,803		$119,232		$165,586
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.24%	(c)	.16%		.14%		.19%		.18%		.22%
Expenses before waivers and/or expense reimbursement	.48%	(c)	.50%		.47%		.48%		.48%		.48%
Net investment income	.01%	(c)	.01%		.01%		.01%		.02%		.02%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Less than $.0005 per share.

(c) Annualized.

(d) Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

30

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential MoneyMart Assets, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MONEYMART ASSETS, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PBMXX	MJBXX	MJCXX	PMZXX
CUSIP	74440W409	74440W201	74440W300	74440W805

MF108E2    0289490-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit

  EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential MoneyMart Assets, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 23, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date:	March 23, 2016